UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07657
Oppenheimer Developing Markets Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2011

Item 1. Reports to Stockholders.

February 28, 2011

Oppenheimer

Developing Markets Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

February 28, 2011 Oppenheimer Management Developing Markets Commentary and Fund Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Manager SEMI ANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Brazil	14.7%

India	13.0

Mexico	10.8

Taiwan	8.0

Hong Kong	6.5

South Africa	6.3

United Kingdom	6.1

Russia	5.2

Korea, Republic of South	4.3

United States	3.9
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of investments.

Top Ten Common Stock Holdings

High Tech Computer Corp.	4.1%

Infosys Technologies Ltd.	3.8

America Movil SAB de CV, ADR, Series L	3.5

Petroleo Brasileiro SA, Sponsored ADR	3.4

NHN Corp.	2.7

Impala Platinum Holdings Ltd.	2.2

Magnit	2.1

CNOOC Ltd.	2.0

Fomento Economico Mexicano SA de CV, Sponsored ADR	1.9

SABMiller plc	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER DEVELOPING MARKETS FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of investments.
9 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2010	February 28, 2011	February 28, 2011

Actual
Class A	$1,000.00	$1,157.10	$6.92

Class B	1,000.00	1,152.60	11.37

Class C	1,000.00	1,153.20	10.73

Class N	1,000.00	1,155.20	9.01

Class Y	1,000.00	1,159.10	5.26

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.40	6.48

Class B	1,000.00	1,014.28	10.64

Class C	1,000.00	1,014.88	10.04

Class N	1,000.00	1,016.46	8.43

Class Y	1,000.00	1,019.93	4.92
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2011 are as follows:

Class	Expense Ratios

Class A	1.29%

Class B	2.12

Class C	2.00

Class N	1.68

Class Y	0.98
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS February 28, 2011 / Unaudited

	Shares	Value

Common Stocks—96.4%

Consumer Discretionary—7.8%

Automobiles—0.7%
PT Astra International Tbk	24,407,500	$144,972,524

Distributors—0.6%
CFAO[1]	3,735,760	138,159,093

Diversified Consumer Services—1.7%
Ambow Education Holding Ltd., ADR[2]	2,239,688	18,074,282

Anhanguera Educacional Participacoes SA	5,153,367	113,672,658

Estacio Participacoes SA1	8,304,600	121,289,686

MegaStudy Co. Ltd.[1]	457,899	72,418,351

New Oriental Education & Technology Group, Inc., Sponsored ADR[2]	425,075	41,066,496

Zee Learn Ltd.[2]	4,831,515	2,469,547

		368,991,020

Hotels, Restaurants & Leisure—0.7%
Ctrip.com International Ltd., ADR[2]	2,092,109	81,111,066

Jollibee Foods Corp.	40,333,703	63,241,257

		144,352,323

Household Durables—0.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,297,600	121,956,004

SARE Holding SA de CV, Cl. B1,2	40,273,506	9,883,273

		131,839,277

Internet & Catalog Retail—0.7%
B2W Compania Global do Varejo[1]	9,419,700	144,143,264

Media—1.9%
Grupo Televisa SA, Sponsored GDR[2]	8,859,853	209,269,728

IBN18 Broadcast Ltd. [2]	5,662,094	11,407,997

Network 18 Media & Investments Ltd.[2]	430,796	1,401,883

Television Eighteen India Ltd.[2]	7,339,776	11,431,663

Zee Entertainment Enterprises Ltd.[1]	64,990,367	170,498,312

		404,009,583

Multiline Retail—0.7%
Lojas Americanas SA, Preference	18,372,200	147,635,722

Textiles, Apparel & Luxury Goods—0.2%
Li Ning Co. Ltd.	27,011,500	50,986,332

Consumer Staples—22.6%

Beverages—8.7%
Anadolu Efes Biracilik ve Malt Sanayii AS	4,130,427	55,804,362

Carlsberg AS, Cl. B	2,867,414	305,156,959

Companhia de Bebidas das Americas, Sponsored ADR, Preference	6,301,000	170,190,010

East African Breweries Ltd.	3,321,514	7,321,249

Fomento Economico Mexicano SA de CV, Sponsored ADR	7,309,489	411,012,566

Fomento Economico Mexicano SA de CV, UBD	50,910,237	286,216,280

Grupo Modelo SA de CV, Series C	34,541,669	208,919,659

Nigerian Breweries plc	87,482,796	43,541,666

SABMiller plc	11,236,364	378,570,153

		1,866,732,904

Food & Staples Retailing—8.5%
Almacenes Exito SA	831,563	11,040,994

Almacenes Exito SA, GDR[3]	2,850,361	36,922,436

BIM Birlesik Magazalar AS	4,681,836	147,300,298

Cencosud SA	14,876,099	101,045,555
13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing Continued

China Resources Enterprise Ltd.	48,123,000	$176,076,341

Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	6,078,830	229,232,679

Dairy Farm International Holdings Ltd.	6,927,230	55,071,479

Magnit	3,447,631	452,595,835

Shinsegae Department Store Co.	1,201,721	265,653,116

Wal-Mart de Mexico SAB de CV, Series V	117,722,700	337,337,181

		1,812,275,914

Food Products—0.7%
Tingyi Holding Corp. (Cayman Islands)	59,336,000	133,974,220

Want Want China Holdings Ltd.	33,645,000	25,143,028

		159,117,248

Household Products—1.9%
Hindustan Unilever Ltd.	46,230,706	288,016,328

Unilever Indonesia Tbk	58,866,000	108,102,840

		396,119,168

Personal Products—2.7%
Colgate-Palmolive (India) Ltd.	6,790,996	123,217,608

Dabur India Ltd.	26,828,306	59,648,792

Godrej Consumer Products Ltd.	2,777,263	22,106,437

Marico Ltd.	22,185,635	58,349,715

Natura Cosmeticos SA	10,482,700	267,454,391

Oriflame Cosmetics SA	914,610	53,589,076

		584,366,019
Tobacco—0.1%
Eastern Tobacco Co.	1,008,380	19,656,221

Energy—14.3%

Energy Equipment & Services—1.6%
Eurasia Drilling Co. Ltd., GDR	161,801	5,177,632

Eurasia Drilling Co. Ltd., GDR[3]	149,700	4,790,400

Tenaris SA, ADR	7,279,597	330,348,112

		340,316,144

Oil, Gas & Consumable Fuels—12.7%
Cairn Energy plc[2]	32,330,612	224,475,800

China Shenhua Energy Co. Ltd.	54,077,000	225,337,213

CNOOC Ltd.	186,608,000	425,505,704

DNO International ASA[1,2]	50,101,993	85,349,276

Niko Resources Ltd.	198,895	16,989,652

NovaTek OAO, Sponsored GDR[3]	1,207,239	156,820,346

NovaTek OAO, Sponsored GDR	2,389,634	310,413,457

PetroChina Co. Ltd.	183,922,000	250,330,406

Petroleo Brasileiro SA, Sponsored ADR	20,559,100	723,063,547

Tullow Oil plc	13,135,727	306,644,081

		2,724,929,482

Financials—14.3%
Capital Markets—0.3%
Egyptian Financial Group-Hermes Holding SAE	17,699,003	73,744,448

Commercial Banks—6.6%
Banco Davivienda SA	941,752	10,785,456

Banco Santander Chile SA	845,138,848	67,738,984

Bancolombia SA, Sponsored ADR	1,983,505	112,920,940
14 | OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value

Commercial Banks Continued
Commercial International Bank	17,275,226	$100,741,540

Credicorp Ltd.	1,141,570	114,670,707
Grupo Financiero Inbursa SA de CV	23,814,012	99,919,482

HDFC Bank Ltd., ADR	1,169,817	172,091,779

ICICI Bank Ltd., Sponsored ADR	4,873,200	211,301,952

PT Bank Central Asia Tbk	69,610,100	49,713,045

Siam Commercial Bank Public Co. Ltd.	33,042,000	110,627,547

Standard Bank Group Ltd.	20,328,082	291,527,323

Turkiye Garanti Bankasi AS	16,818,270	74,479,031

		1,416,517,786

Diversified Financial Services—2.6%
BM&F BOVESPA SA	31,856,498	215,018,916

Haci Omer Sabanci Holding AS	35,860,661	144,003,405

Hong Kong Exchanges & Clearing Ltd.	8,637,600	187,737,737

JSE Ltd.	1,235,739	13,487,082

		560,247,140

Insurance—0.3%
AIA Group Ltd.[2]	22,724,600	66,592,999

Real Estate Management & Development—3.0%
Hang Lung Group Ltd.	15,883,750	96,614,017

Hang Lung Properties Ltd.	41,483,881	176,844,485

Multiplan Empreendimentos Imobiliarios SA	4,986,300	97,070,716
SM Prime Holdings, Inc.[1]	1,158,834,841	268,507,270

		639,036,488

Thrifts & Mortgage Finance—1.5%
Housing Development Finance Corp. Ltd.	23,159,893	321,930,955

Health Care—1.6%

Health Care Providers & Services—0.6%
Diagnosticos da America	9,730,300	115,853,614

Fleury SA	483,400	6,348,293

		122,201,907

Life Sciences Tools & Services—0.2%
Divi’s Laboratories Ltd.	3,954,279	51,697,602
Pharmaceuticals—0.8%
Cipla Ltd.	7,866,249	52,325,025

Sun Pharmaceutical Industries Ltd.	12,339,805	115,451,396

		167,776,421

Industrials—3.8%

Aerospace & Defense—1.5%
Embraer SA, ADR[1]	9,666,077	329,226,583

Industrial Conglomerates—1.3%
Enka Insaat ve Sanayi AS	53,773,176	177,590,223

SM Investments Corp.	8,809,080	93,474,690

		271,064,913

Machinery—0.2%
Jain Irrigation Systems Ltd.	5,666,841	23,074,338

Shanghai Zhenhua Port Machinery Co. Ltd., B Shares[2]	41,792,252	28,784,999

		51,859,337

Transportation Infrastructure—0.8%
DP World Ltd.	300,949,963	162,212,030

Information Technology—17.7%

Communications Equipment—4.1%
High Tech Computer Corp.	24,312,740	883,367,344
15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment & Instruments—0.5%
Synnex Technology International Corp.	46,660,174	$110,890,612

Internet Software & Services—4.9%
Baidu, Inc., ADR[2]	459,630	55,688,771

Netease.com, Inc., ADR[2]	1,290,047	60,180,693

NHN Corp.[1,2]	3,460,844	581,074,680

Sohu.com, Inc.[2]	1,407,036	114,757,856

Tencent Holdings Ltd.	9,018,200	240,207,592

		1,051,909,592

IT Services—4.9%
Infosys Technologies Ltd.	12,425,549	822,724,244

Tata Consultancy Services Ltd.	9,118,183	223,648,794

		1,046,373,038

Semiconductors & Semiconductor Equipment—3.3%
Epistar Corp.[1]	76,702,000	264,910,068

MediaTek, Inc.	13,898,567	156,818,404

Taiwan Semiconductor Manufacturing Co. Ltd.	121,902,429	291,429,031

		713,157,503

Materials—7.2%
Chemicals—0.2%
Asian Paints Ltd.	888,501	47,123,039

Metals & Mining—7.0%
Anglo American plc	6,349,091	344,063,056

Anglo Platinum Ltd.[2]	2,972,011	288,984,050

Antofagasta plc	2,326,100	53,204,518

Impala Platinum Holdings Ltd.	15,790,483	466,060,216

Vale SA, Sponsored ADR, Preference	11,450,800	343,180,476

		1,495,492,316

Telecommunication Services—7.1%
Diversified Telecommunication Services—0.8%
PT Telekomunikasi Indonesia Tbk	203,605,400	172,742,722

Wireless Telecommunication Services—6.3%
America Movil SAB de CV, ADR, Series L	13,185,376	757,104,290

China Mobile Ltd.	969,500	9,147,547
MTN Group Ltd.	16,821,797	296,933,408
Philippine Long Distance Telephone Co.	1,782,220	88,313,723

VimpleCom Ltd., Sponsored ADR	13,592,620	191,927,786

		1,343,426,754

Total Common Stocks (Cost $15,645,968,978)		20,677,193,767

Structured Securities—0.1%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.[3] (Cost $15,284,838)	3,208,351	13,299,254

Investment Companies—3.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[4,5]	3,417,537	3,417,537

Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[1,4]	712,020,463	712,020,463

Total Investment Companies (Cost $715,438,000)		715,438,000

Total Investments, at Value (Cost $16,376,691,816)	99.8%	21,405,931,021
Other Assets Net of Liabilities	0.2	36,389,661

Net Assets	100.0%	$21,442,320,682

16 | OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares				Shares
	August 31,	Gross		Gross	February 28,
	2010	Additions		Reductions	2011

Ambow Education Holding Ltd., ADR[a]	2,071,070	296,327		127,709	2,239,688
B2W Compania Global do Varejo	5,465,900	3,953,800		—	9,419,700
CFAO	2,709,351	1,086,722		60,313	3,735,760
DNO International ASA	39,239,244	17,600,749		6,738,000	50,101,993
Embraer SA, ADR	—	9,666,077	[b]	—	9,666,077
Epistar Corp.	59,037,000	20,859,000		3,194,000	76,702,000
Estacio Participacoes SA	1,253,900	7,050,700		—	8,304,600
Grupo Modelo SA de CV, Series Ca	29,723,291	10,011,933		5,193,555	34,541,669
Lojas Americanas SA, Preference[a]	24,907,400	1,443,000		7,978,200	18,372,200
MegaStudy Co. Ltd.	450,481	7,418		—	457,899
NHN Corp.	2,477,048	1,042,365		58,569	3,460,844
Oppenheimer Institutional Money Market Fund, Cl. E	376,395,470	2,748,604,595		2,412,979,602	712,020,463
SARE Holding SA de CV, Cl. B	36,930,070	18,214,770		14,871,334	40,273,506
SM Prime Holdings, Inc.	967,445,737	191,389,104		—	1,158,834,841
Sohu.com, Inc.[a]	2,315,490	377,956		1,286,410	1,407,036
Zee Entertainment Enterprises Ltd.	19,326,059	45,664,333	[b]	25	64,990,367

					Realized
		Value		Income	Gain (Loss)

Ambow Education Holding Ltd., ADR[a]		$—	[c]	$—	$187,594
B2W Compania Global do Varejo		144,143,264		—	—
CFAO		138,159,093		—	(331,947)
DNO International ASA		85,349,276		—	(954,263)
Embraer SA, ADR		329,226,583		3,790,846	—
Epistar Corp.		264,910,068		—	(943,004)
Estacio Participacoes SA		121,289,686		—	—
Grupo Modelo SA de CV, Series Ca		—	[c]	—	648,892
Lojas Americanas SA, Preference[a]		—	[c]	341,040	17,852,698
MegaStudy Co. Ltd.		72,418,351		—	—
NHN Corp.		581,074,680		—	(285,398)
Oppenheimer Institutional Money Market Fund, Cl. E		712,020,463		690,893	—
SARE Holding SA de CV, Cl. B		9,883,273		—	(9,789,116)
SM Prime Holdings, Inc.		268,507,270		—	—
Sohu.com, Inc.[a]		—	[c]	—	17,388,819
Zee Entertainment Enterprises Ltd.		170,498,312		874,482	40

		$2,897,480,319		$5,697,261	$23,774,315

a.	No longer an affiliate as of February 28, 2011.

b.	All or a portion is the result of a corporate action.

c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

2.	Non-income producing security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $211,832,436 or 0.99% of the Fund’s net assets as of February 28, 2011.

4.	Rate shown is the 7-day yield as of February 28, 2011.

5.	Interest rate is less than 0.0005%.
17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,413,419,478	$261,669,660	$—	$1,675,089,138
Consumer Staples	4,411,989,464	406,621,789	19,656,221	4,838,267,474
Energy	2,414,402,709	650,842,917	—	3,065,245,626
Financials	2,442,011,528	461,572,300	174,485,988	3,078,069,816
Health Care	237,653,303	104,022,627	—	341,675,930
Industrials	669,028,836	145,334,027	—	814,362,863
Information Technology	1,858,075,038	1,947,623,051	—	3,805,698,089
Materials	1,542,615,355	—	—	1,542,615,355
Telecommunication Services	1,334,279,207	181,890,269	—	1,516,169,476
Structured Securities	—	13,299,254	—	13,299,254
Investment Companies	715,438,000	—	—	715,438,000

Total Investments, at Value	17,038,912,918	4,172,875,894	194,142,209	21,405,931,021

Other Financial Instruments:
Foreign currency exchange contracts	—	15,105	—	15,105

Total Assets	$17,038,912,918	$4,172,890,999	$194,142,209	$21,405,946,126

Liabilities Table

Other Financial Instruments:
Foreign currency exchange contracts	$—	$(229,510)	$—	$(229,510)

Total Liabilities	$—	$(229,510)	$—	$(229,510)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
18 | OPPENHEIMER DEVELOPING MARKETS FUND

The table below shows the significant transfers between Level 1, Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

		Transfers		Transfers
	Transfers	out of	Transfers	out of	Transfers
	into Level 1[a]	Level 1[b,c]	into Level 2[b]	Level 2[a]	into Level 3[c]

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$82,142,746	$(165,009,990)	$165,009,990	$(82,142,746)	$—
Consumer Staples	85,489,569	(248,576,342)	226,409,215	(85,489,569)	22,167,127
Energy	356,958,643	—	—	(356,958,643)	—
Financials	1,426,046	(331,028,221)	101,102,029	(1,426,046)	229,926,192
Health Care	—	(74,979,311)	74,979,311	—	—
Industrials	—	(98,744,050)	98,744,050	—	—
Information Technology	—	(662,426,783)	662,426,783	—	—
Materials	465,924,232	—	—	(465,924,232)	—
Telecommunication Services	—	(137,561,711)	137,561,711	—	—

Total Assets	$991,941,236	$(1,718,326,408)	$1,466,233,089	$(991,941,236)	$252,093,319

a.	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

b.	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

c.	Transferred from Level 1 to Level 3 because of the absence of a quoted market price due to the closing of the related exchange.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
	Value as of		unrealized	Net	Transfers in	Value as of
	August 31,	Realized	appreciation/	purchases	and/or out	February 28,
	2010	gain (loss)	depreciation	(sales)	of Level 3	2011

Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$—	$—	$(2,778,002)	$267,096	$22,167,127	$19,656,221
Financials	—	10,485,050	(38,540,627)	(27,384,627)	229,926,192	174,485,988

Total Assets	$—	$10,485,050	$(41,318,629)	$(27,117,531)	$252,093,319	$194,142,209

19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Brazil	$3,145,336,559	14.7%
India	2,789,917,406	13.0
Mexico	2,319,662,459	10.8
Taiwan	1,707,415,459	8.0
Hong Kong	1,388,849,236	6.5
South Africa	1,356,992,079	6.3
United Kingdom	1,306,957,608	6.1
Russia	1,121,725,456	5.2
Korea, Republic of South	919,146,147	4.3
United States	830,195,856	3.9
Turkey	599,177,319	2.8
Cayman Islands	531,117,772	2.5
Philippines	513,536,940	2.4
Indonesia	475,531,131	2.2
China	429,436,920	2.0
Luxembourg	383,937,188	1.8
Denmark	305,156,959	1.4
Egypt	194,142,209	0.9
Colombia	171,669,826	0.8
Chile	168,784,539	0.8
United Arab Emirates	162,212,030	0.8
France	138,159,093	0.7
Peru	114,670,707	0.5
Thailand	110,627,547	0.5
Norway	85,349,276	0.4
Bermuda	55,071,479	0.3
Nigeria	43,541,666	0.2
Canada	16,989,652	0.1
Vietnam	13,299,254	0.1
Kenya	7,321,249	—

Total	$21,405,931,021	100.0%

Foreign Currency Exchange Contracts as of February 28, 2011 are as follows:

Counterparty/		Contract
Contract		Amount		Expiration		Unrealized	Unrealized
Description	Buy/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Barclay’s Capital
New Turkish Lira (TRY)	Buy	16,029	try	3/1/11	$10,025,713	$—	$7,167

Citigroup
Mexican Nuevo Peso (MXN)	Sell	2,128	mxn	3/1/11	175,810	—	290

State Street:
Canadian Dollar (CAD)	Sell	16,142	cad	3/1/11	16,614,209	—	195,193
Hong Kong Dollar (HKD)	Buy	176,304	hkd	3/1/11	22,637,900	15,105	—
Hong Kong Dollar (HKD)	Sell	313,501	hkd	3/1/11	40,254,334	—	26,860

						15,105	222,053

Total unrealized appreciation and depreciation						$15,105	$229,510

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,706,980,048)	$18,508,450,702
Affiliated companies (cost $2,669,711,768)	2,897,480,319

21,405,931,021

Cash—foreign currencies (cost $7,658,397)	6,000,213

Unrealized appreciation on foreign currency exchange contracts	15,105

Receivables and other assets:
Investments sold	174,392,507
Shares of beneficial interest sold	122,146,237
Dividends	3,530,803
Other	727,766

Total assets	21,712,743,652

Liabilities
Unrealized depreciation on foreign currency exchange contracts	229,510

Payables and other liabilities:
Shares of beneficial interest redeemed	144,508,122
Investments purchased	110,638,361
Distribution and service plan fees	5,781,356
Foreign capital gains tax	2,804,365
Transfer and shareholder servicing agent fees	2,620,708
Trustees’ compensation	1,187,017
Shareholder communications	836,631
Other	1,816,900

Total liabilities	270,422,970

Net Assets	$21,442,320,682

Composition of Net Assets
Paid-in capital	$17,403,832,087

Accumulated net investment loss	(94,728,031)

Accumulated net realized loss on investments and foreign currency transactions	(891,722,589)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,024,939,215

Net Assets	$21,442,320,682

21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,199,084,222 and 324,886,236 shares of beneficial interest outstanding)	$34.47
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$36.57
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $266,838,743 and 7,866,465 shares of beneficial interest outstanding)	$33.92
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,070,774,736 and 62,515,890 shares of beneficial interest outstanding)	$33.12
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $579,783,480 and 17,387,081 shares of beneficial interest outstanding)	$33.35
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $7,325,839,501 and 214,772,502 shares of beneficial interest outstanding)	$34.11
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $5,678,304)	$83,415,417
Affiliated companies (net of foreign withholding taxes of $728,004)	5,697,261

Interest	16,934

Other income	12,717

Total investment income	89,142,329

Expenses
Management fees	76,754,420

Distribution and service plan fees:
Class A	12,779,137
Class B	1,289,163
Class C	9,138,737
Class N	1,273,714

Transfer and shareholder servicing agent fees:
Class A	10,208,769
Class B	343,347
Class C	1,380,700
Class N	1,016,205
Class Y	4,411,250

Shareholder communications:
Class A	396,649
Class B	27,093
Class C	80,991
Class N	11,535
Class Y	149,801

Custodian fees and expenses	3,571,273

Trustees’ compensation	122,717

Administration service fees	750

Other	312,272

Total expenses	123,268,523
Less waivers and reimbursements of expenses	(446,588)

Net expenses	122,821,935

Net Investment Loss	(33,679,606)
23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain
Net realized gain on:
Investments:
Unaffiliated companies	$257,333,203
Affiliated companies	23,774,315
Foreign currency transactions	25,693,020

Net realized gain	306,800,538
Net change in unrealized appreciation/depreciation on:
Investments	1,609,163,213
Translation of assets and liabilities denominated in foreign currencies	324,299,766

Net change in unrealized appreciation/depreciation	1,933,462,979

Net Increase in Net Assets Resulting from Operations	$2,206,583,911

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2011	August 31,
	(Unaudited)	2010

Operations
Net investment income (loss)	$(33,679,606)	$55,837,157
Net realized gain	306,800,538	57,767,904
Net change in unrealized appreciation/depreciation	1,933,462,979	1,915,668,551

Net increase in net assets resulting from operations	2,206,583,911	2,029,273,612

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(15,166,428)	(28,115,725)
Class B	—	—
Class C	—	(420,808)
Class N	—	(705,072)
Class Y	(28,204,607)	(14,503,388)

	(43,371,035)	(43,744,993)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,763,893,273	1,555,808,926
Class B	21,799,971	(6,851,640)
Class C	490,718,561	420,389,886
Class N	131,837,816	71,958,362
Class Y	2,663,587,684	1,795,575,131

	5,071,837,305	3,836,880,665

Net Assets
Total increase	7,235,050,181	5,822,409,284
Beginning of period	14,207,270,501	8,384,861,217

End of period (including accumulated net investment loss of $94,728,031 and $17,677,390, respectively)	$21,442,320,682	$14,207,270,501

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2011			Year Ended August 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$29.83	$24.38	$41.13	$48.37	$38.23	$31.11

Income (loss) from investment operations:
Net investment income (loss)[1]	(.06)	.13	.21	.55	.35	.42
Net realized and unrealized gain (loss)	4.75	5.44	(8.08)	(1.11)	13.94	8.26

Total from investment operations	4.69	5.57	(7.87)	(.56)	14.29	8.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	(.12)	(.56)	(.45)	(.50)	(.45)
Distributions from net realized gain	—	—	(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	(.05)	(.12)	(8.88)	(6.68)	(4.15)	(1.56)

Net asset value, end of period	$34.47	$29.83	$24.38	$41.13	$48.37	$38.23

Total Return, at Net Asset Value[2]	15.71%	22.85%	(5.68)%	(3.59)%	39.63%	28.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,199,084	$8,184,698	$5,388,513	$7,109,601	$8,577,017	$7,069,819

Average net assets (in thousands)	$10,441,185	$7,065,585	$3,900,019	$8,667,934	$8,202,261	$6,540,507

Ratios to average net assets:[3]
Net investment income (loss)	(0.34)%	0.47%	0.97%	1.16%	0.80%	1.11%
Total expenses	1.29%[4]	1.35%[4]	1.43%[4]	1.27%[4]	1.32%[4]	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.35%	1.43%	1.27%	1.32%	1.37%

Portfolio turnover rate	16%	33%	55%	51%	40%	65%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.29%
Year Ended August 31, 2010	1.35%
Year Ended August 31, 2009	1.43%
Year Ended August 31, 2008	1.27%
Year Ended August 31, 2007	1.32%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2011			Year Ended August 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$29.43	$24.17	$40.56	$47.75	$37.75	$30.78

Income (loss) from investment operations:
Net investment income (loss)[1]	(.19)	(.12)	.03	.17	.02	.11
Net realized and unrealized gain (loss)	4.68	5.38	(7.88)	(1.09)	13.80	8.21

Total from investment operations	4.49	5.26	(7.85)	(.92)	13.82	8.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.22)	(.04)	(.17)	(.24)
Distributions from net realized gain	—	—	(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	—	—	(8.54)	(6.27)	(3.82)	(1.35)

Net asset value, end of period	$33.92	$29.43	$24.17	$40.56	$47.75	$37.75

Total Return, at Net Asset Value[2]	15.26%	21.76%	(6.43)%	(4.30)%	38.62%	27.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266,839	$212,590	$181,249	$235,659	$329,278	$308,973

Average net assets (in thousands)	$260,613	$205,371	$137,455	$307,320	$327,758	$313,463

Ratios to average net assets:[3]
Net investment income (loss)	(1.15)%	(0.43)%	0.14%	0.35%	0.04%	0.30%
Total expenses	2.12%[4]	2.21%[4]	2.23%[4]	2.02%[4]	2.06%[4]	2.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%	2.21%	2.22%	2.02%	2.06%	2.14%

Portfolio turnover rate	16%	33%	55%	51%	40%	65%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	2.12%
Year Ended August 31, 2010	2.21%
Year Ended August 31, 2009	2.23%
Year Ended August 31, 2008	2.02%
Year Ended August 31, 2007	2.06%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011				Year Ended August 31,
Class C	(Unaudited)	2010		2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$28.72	$23.56		$39.91	$47.11	$37.33	$30.49

Income (loss) from investment operations:
Net investment income (loss)[1]	(.18)	(.06)		.05	.20	.04	.15
Net realized and unrealized gain (loss)	4.58	5.23		(7.85)	(1.08)	13.62	8.10

Total from investment operations	4.40	5.17		(7.80)	(.88)	13.66	8.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)		(.23)	(.09)	(.23)	(.30)
Distributions from net realized gain	—	—		(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	—	(.01)		(8.55)	(6.32)	(3.88)	(1.41)

Net asset value, end of period	$33.12	$28.72		$23.56	$39.91	$47.11	$37.33

Total Return, at Net Asset Value[2]	15.32%	21.95%		(6.36)%	(4.28)%	38.67%	27.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,070,775	$1,374,711		$768,598	$923,115	$1,124,129	$945,369

Average net assets (in thousands)	$1,846,742	$1,127,812		$532,652	$1,126,359	$1,072,232	$832,650

Ratios to average net assets:[3]
Net investment income (loss)	(1.07)%	(0.20)%		0.25%	0.43%	0.09%	0.42%
Total expenses	2.00%[4]	2.07	% [4]	2.13%[4]	1.99%[4]	2.03%[4]	2.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	2.07%		2.13%	1.99%	2.03%	2.09%

Portfolio turnover rate	16%	33%		55%	51%	40%	65%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	2.00%
Year Ended August 31, 2010	2.07%
Year Ended August 31, 2009	2.13%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	2.03%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER DEVELOPING MARKETS FUND

	Six Months
	Ended
	February 28, 2011			Year Ended August 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$28.87	$23.64	$40.21	$47.44	$37.59	$30.67

Income (loss) from investment operations:
Net investment income (loss)[1]	(.12)	.03	.12	.36	.17	.30
Net realized and unrealized gain (loss)	4.60	5.26	(7.95)	(1.09)	13.71	8.12

Total from investment operations	4.48	5.29	(7.83)	(.73)	13.88	8.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.06)	(.42)	(.27)	(.38)	(.39)
Distributions from net realized gain	—	—	(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	—	(.06)	(8.74)	(6.50)	(4.03)	(1.50)

Net asset value, end of period	$33.35	$28.87	$23.64	$40.21	$47.44	$37.59

Total Return, at Net Asset Value[2]	15.52%	22.39%	(6.00)%	(3.98)%	39.09%	27.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$579,783	$388,942	$257,960	$282,921	$333,271	$240,673

Average net assets (in thousands)	$518,996	$337,841	$174,883	$365,943	$294,086	$194,085

Ratios to average net assets:[3]
Net investment income (loss)	(0.75)%	0.12%	0.60%	0.77%	0.40%	0.81%
Total expenses	1.73%[4]	1.83%[4]	2.07%[4]	1.69%[4]	1.75%[4]	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.68%	1.71%	1.77%	1.68%	1.74%	1.73%

Portfolio turnover rate	16%	33%	55%	51%	40%	65%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.73%
Year Ended August 31, 2010	1.83%
Year Ended August 31, 2009	2.07%
Year Ended August 31, 2008	1.69%
Year Ended August 31, 2007	1.75%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011				Year Ended August 31,
Class Y	(Unaudited)	2010		2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$29.55	$24.13		$41.18	$48.43	$38.28	$32.15

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	.25		.27	.76	.54	.65
Net realized and unrealized gain (loss)	4.72	5.35		(8.21)	(1.16)	13.93	7.15

Total from investment operations	4.70	5.60		(7.94)	(.40)	14.47	7.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.18)		(.79)	(.62)	(.67)	(.56)

Distributions from net realized gain	—	—		(8.32)	(6.23)	(3.65)	(1.11)

Total dividends and/or distributions to shareholders	(.14)	(.18)		(9.11)	(6.85)	(4.32)	(1.67)

Net asset value, end of period	$34.11	$29.55		$24.13	$41.18	$48.43	$38.28

Total Return, at Net Asset Value[3]	15.91%	23.22%		(5.45)%	(3.29)%	40.17%	24.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,325,840	$4,046,330		$1,788,541	$761,817	$518,186	$297,580

Average net assets (in thousands)	$6,359,855	$2,838,047		$1,073,863	$699,864	$416,051	$159,042

Ratios to average net assets:[4]
Net investment income (loss)	(0.09)%	0.89%		1.37%	1.63%	1.24%	1.76%
Total expenses	0.98%[5]	1.04	% [5]	1.08%[5]	0.95%[5]	0.94%[5]	0.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	1.04%		1.08%	0.95%	0.94%	0.97%

Portfolio turnover rate	16%	33%		55%	51%	40%	65%

1.	For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	0.98%
Year Ended August 31, 2010	1.04%
Year Ended August 31, 2009	1.08%
Year Ended August 31, 2008	0.95%
Year Ended August 31, 2007	0.94%
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Developing Markets Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to aggressively seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current
31 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of February 28, 2011, the Manager determined the fair valuation of common stocks traded on the Egyptian Stock Exchange to be the last traded price adjusted for subsequent daily price
32 | OPPENHEIMER DEVELOPING MARKETS FUND

movements of related Global Depository Receipts and, or, an Exchange Traded Fund that has an objective to track the Egyptian Stock Exchange Index. These instruments were actively traded on other exchanges during the period of time that the Egyptian Stock Exchange was closed. Such common stock investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2010, the Fund had available for federal income tax purposes and unused capital loss carryforwards as follows:

Expiring

2015	$21,106,590
2016	3,478,061
2017	173,662,718
2018	949,626,358

Total	$1,147,873,727

Of these losses, $24,584,651 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $3,478,061 per year.
     As of February 28, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $841,073,189 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2011, it is estimated that the Fund will utilize $306,800,538 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
34 | OPPENHEIMER DEVELOPING MARKETS FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$16,433,605,132
Federal tax cost of other investments	6,212,639

Total federal tax cost	$16,439,817,771

Gross unrealized appreciation	$5,137,668,579
Gross unrealized depreciation	(169,734,047)

Net unrealized appreciation	$4,967,934,532

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,589
Payments Made to Retired Trustees	80,642
Accumulated Liability as of February 28, 2011	608,112
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
36 | OPPENHEIMER DEVELOPING MARKETS FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	103,269,512	$3,583,335,273	136,629,733	$3,897,325,382
Dividends and/or distributions reinvested	388,238	13,747,533	874,719	24,955,734
Redeemed	(53,173,035)	(1,833,189,533)	(84,080,803)	(2,366,472,190)

Net increase	50,484,715	$1,763,893,273	53,423,649	$1,555,808,926

Class B
Sold	1,847,937	$63,045,088	2,673,119	$75,188,141
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(1,204,424)	(41,245,117)	(2,948,769)	(82,039,781)

Net increase (decrease)	643,513	$21,799,971	(275,650)	$(6,851,640)

Class C
Sold	19,619,112	$655,555,691	23,037,970	$633,031,001
Dividends and/or distributions reinvested	—	—	11,606	320,554
Redeemed	(4,964,137)	(164,837,130)	(7,805,356)	(212,961,669)

Net increase	14,654,975	$490,718,561	15,244,220	$420,389,886

Class N
Sold	6,792,484	$228,672,608	7,347,398	$203,090,749
Dividends and/or distributions reinvested	—	—	23,455	649,470
Redeemed	(2,877,560)	(96,834,792)	(4,810,139)	(131,781,857)

Net increase	3,914,924	$131,837,816	2,560,714	$71,958,362

Class Y
Sold	107,272,986	$3,670,083,877	95,889,060	$2,711,872,608
Dividends and/or distributions reinvested	606,526	21,240,545	458,881	12,940,457
Redeemed	(30,041,340)	(1,027,736,738)	(33,527,358)	(929,237,934)

Net increase	77,838,172	$2,663,587,684	62,820,583	$1,795,575,131

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2011, were as follows:

	Purchases	Sales

Investment securities	$7,599,685,278	$3,034,475,648
37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Next $6 billion	0.85
Next $3 billion	0.80
Over $10 billion	0.75
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2011, the Fund paid $16,752,362 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25%
38 | OPPENHEIMER DEVELOPING MARKETS FUND

on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class C	$21,231,942
Class N	5,950,468
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2011	$2,663,461	$77,647	$189,976	$179,222	$13,368
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $315,550 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended February 28, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$131,038
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts,
39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
40 | OPPENHEIMER DEVELOPING MARKETS FUND

     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $15,105, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of February 28, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives Not	Assets and		Assets and
Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$15,105	Unrealized depreciation on foreign currency exchange contracts	$229,510
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not	Foreign
Accounted for as	currency
Hedging Instruments	transactions

Foreign exchange contracts	$1,015,075
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not	Translation of assets and
Accounted for as	liabilities denominated
Hedging Instruments	in foreign currencies

Foreign exchange contracts	$74,131
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended February 28, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $109,562,405 and $41,189,628, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
42 | OPPENHEIMER DEVELOPING MARKETS FUND

6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance,
43 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
44 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
45 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Justin Leverenz, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load emerging markets funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load emerging markets funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage
46 | OPPENHEIMER DEVELOPING MARKETS FUND

the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
47 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
48 | OPPENHEIMER DEVELOPING MARKETS FUND

OPPENHEIMER DEVELOPING MARKETS FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Justin Leverenz, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
49 | OPPENHEIMER DEVELOPING MARKETS FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
50 | OPPENHEIMER DEVELOPING MARKETS FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
51 | OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Developing Markets Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 04/11/2011